Equity - Additional Information (Details)						12 Months Ended
	Jun. 19, 2021 USD ($)	Apr. 14, 2021 USD ($) $ / shares	Apr. 14, 2021 INR (₨) ₨ / shares	Mar. 12, 2019 USD ($)	Mar. 12, 2019 INR (₨) ₨ / shares	Mar. 31, 2021 USD ($) Class Vote $ / shares shares	Mar. 31, 2021 INR (₨) Class	Mar. 31, 2020 USD ($) $ / shares shares	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 USD ($) shares	Mar. 31, 2021 ₨ / shares	Mar. 31, 2020 ₨ / shares	Sep. 30, 2018 ₨ / shares shares	Apr. 01, 2018 shares
Disclosure Of Equity [Line Items]
Treasury shares | shares						15,514,732		18,239,356		20,324,982				10,801,956
Par value per share | (per share)						$ 0.16		$ 0.16			₨ 5	₨ 5	₨ 5
Number of classes of shares referred to as equity shares | Class						1	1
Dividends and share buy back period								5 years	5 years
Maximum share value available for buy back				$ 1,184,000,000	₨ 82,600,000,000
Maximum buyback price per share | ₨ / shares					₨ 800
Buyback of shares								$ 1,070,000,000		$ 118,000,000
Capital redemption reserve						$ 17,000,000		17,000,000
Bonus shares issued | shares													2,184,191,490
Treasury shares issued | shares													10,486,661
Bonus issue description						Bonus share of one equity share for every equity share held, and a bonus issue, viz., a stock dividend of one American Depositary Share (ADS) for every ADS held, respectively, has been allotted.	Bonus share of one equity share for every equity share held, and a bonus issue, viz., a stock dividend of one American Depositary Share (ADS) for every ADS held, respectively, has been allotted.
Number of votes per equity share | Vote						1
Dividends paid						$ 1,226,000,000	₨ 91,200,000,000
Expected dividend outflow						$ 1,226,000,000		$ 1,359,000,000		$ 1,956,000,000
Voting, dividend or liquidation rights description						There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.	There are no voting, dividend or liquidation rights to the holders of options issued under the company's share option plans.
Buyback Program
Disclosure Of Equity [Line Items]
Buyback of shares commencement date						Mar. 20, 2019	Mar. 20, 2019
Buyback of shares actual completion date						Aug. 26, 2019	Aug. 26, 2019
Equity shares repurchased | shares								110,519,266
Average buy back price | $ / shares								$ 747.38
Percentage of buyback paid-up equity share capital								2.53%	2.53%
Buyback of shares								$ 1,183,000,000	₨ 82,600,000,000
Capital redemption reserve								$ 8,000,000
Events After Reporting Period
Disclosure Of Equity [Line Items]
Maximum share value available for buy back		$ 1,227,000,000	₨ 92,000,000,000
Maximum buyback price per share | (per share)		$ 23.3	₨ 1,750
Nonadjusting Events After Reporting Period
Disclosure Of Equity [Line Items]
Final dividend proposed | (per share)		$ 0.20	₨ 15
Expected dividend outflow	$ 849,000,000
Top of Range
Disclosure Of Equity [Line Items]
Percentage of free cash flow as dividend payout						70.00%	70.00%	85.00%	85.00%